DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2016
DEFERRED INCOME TAXES [Text Block]
11.	DEFERRED INCOME TAXES

Income tax benefits attributable to losses from United States of America operations was $Nil for the years ended December 31, 2016, December 31, 2015 and 2014, and differed from the amounts computed by applying the United States of America federal income tax rate of 34% to pretax losses from operations as a result of the following:

	2016	2015	2014

Loss for the year	$(467,711)	$(391,723)	$(687,057)

Computed “expected” tax (benefit) expense	(159,000)	$(133,000)	$(234,000)
Non deductible (taxable) items	(10,000)	(73,000)	(10,000)
Change in statutory, foreign tax, foreign exchange and other	(30,000)	121,000	106,000
Valuation allowance	199,000	85,000	138,000

Net expected tax (benefit) expense	$—	$—	$—

The tax effects of temporary differences that give rise to significant deferred tax assets and deferred tax liabilities are presented below:

	2016	2015	2014

Deferred tax assets (liabilities):
Trading securities	$137,000	$96,000	125,000
Equipment	373,000	384,000	168,000
Net operating loss carryforwards - US	3,322,000	3,050,000	2,799,000
Net operating loss carryforwards - Ghana	87,000	159,000	2,494,000
Valuation allowance	(3,919,000)	(3,689,000)	(5,586,000)

Total deferred tax assets	$—	$—	—

The valuation allowance for deferred tax assets as of December 31, 2016 was $(3,919,000) and (December 31, 2015 – $(3,689,000), December 31, 2014 – $(5,586,000)) respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company has not provided for deferred income taxes on the difference between the carrying value of substantially all of its foreign subsidiaries and their corresponding tax basis as the earnings of those subsidiaries are intended to be permanently reinvested in their operations. As such, the investments are not anticipated to give rise to income taxes in the foreseeable future.

Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in assessing the realizability of deferred tax assets. In order to fully realize the deferred tax asset attributable to net operating loss carryforwards, the Company will need to generate future taxable income of approximately $10,120,000 prior to the expiration of the net operating loss carryforwards. Of the $10,120,000 of operating loss carryforwards, $9,772,000 is attributable to the US, and expires between 2017 and 2036, and the balance of $348,000 is attributable to Ghana and expires between 2017 and 2021.